Fair Value Measurements (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Schedule of Fair Value of Assets and Liabilities Measured on Recurring Basis

The following table classifies the Company’s assets and liabilities measured at fair value on a recurring basis into the fair value hierarchy as of June 30, 2020 and December 31, 2019 (in thousands):

	June 30, 2020
	Total	Level 1	Level 2	Level 3

Financial Liabilities at Fair Value:
Convertible notes	$3,661	$—	$—	$3,661
Profit share liability	2,119	$—	—	2,119
Derivative liability	163	—	—	163
Warrant liability – subsidiary	21	—	—	21
Warrant liabilities	40,617	—	—	40,617
Total	$46,581	$—	$—	$46,581

	December 31, 2019
	Total	Level 1	Level 2	Level 3

Financial Assets at Fair Value:
Financial assets at fair value	$1,965	$—	$1,965	$—
Total	$1,965	$—	$1,965	$—

Financial Liabilities at Fair Value:
Convertible notes	$1,203	$—	$—	$1,203
Profit share liability	1,971	—	—	1,971
Derivative liability	376	—	—	376
Warrant liability - subsidiary	24	—	—	24
Total	$3,574	$—	$—	$3,574

Schedule of Liability for Derivatives and Warrants

The following table presents changes in Level 3 liabilities measured at fair value (in thousands) for the three and six months ended June 30, 2020. Unobservable inputs were used to determine the fair value of positions that the Company has classified within the Level 3 category.

	Convertible Notes	Warrant Liability - Subsidiary	Profits Share Liability	Warrant Liabilities	Derivative Liability
Fair value at December 31, 2019	$1,203	$24	$1,971	$—	$376
Change in fair value	(200)	15	—	366	(97)
Additions	689	—	—	15,621	172
Redemption	—	—	—	—	(62)
Fair value at March 31, 2020	$1,692	$39	$1,971	$15,987	$389
Change in fair value	(925)	(18)	148	(4,966)	(23)
Additions	2,894	—	—	29,596	—
Redemption	—	—	—	—	(203)
Fair value at June 30, 2020	$3,661	$21	$2,119	$40,617	$163

Schedule of Warrant Liabilities, Change in Using Black Scholes to Monte Carlo Simulation Assumptions

The Company used a Monte Carlo simulation model to estimate the fair value of the warrant liability with the following assumptions at June 30, 2020 and December 31, 2019:

	June 30, 2020	December 31, 2019
Exercise price	$0.75	$0.75
Stock price – subsidiary	$0.05	$0.02
Fair value of stock price	$—	$—
Risk free rate	0.17%	1.62%
Contractual term (years)	2.58	3.08
Expected dividend yield	—%	—%
Expected volatility	69.2%	83.7%
Number of subsidiary warrants outstanding	48,904,037	48,904,037

Schedule of Fair Value of Liability Using Monte Carlo Simulation Model

The Company used a Monte Carlo simulation model to estimate the fair value of the warrant liability at June 30, 2020:

June 30, 2020
Fair value of underlying common shares	$10.45
Exercise price	$7.00
Expected dividend yield	—%
Expected volatility	68.9 – 70.2%
Risk free rate	0.16%
Expected term (years)	1.37 – 1.44

Schedule of Changes in Fair Value of Financial Liabilities

The Company determined the fair value of this liability using the Monte Carlo simulation model with the following inputs:

	June 30, 2020	December 31,2019
Stock price	$10.45	$ 8.91 – 9.03
Fixed conversion price	$0.25	$0.25
Risk free rate	0.16%	1.6%
Contractual term (years)	1.0 – 1.2	1.2 – 1.5
Expected dividend yield	8.0%	8.0%
Expected volatility	72.3% - 76.3%	89.2% - 90.4%

Fubo TV Pre-Merger [Member]
Schedule of Fair Value of Assets and Liabilities Measured on Recurring Basis

The following table sets forth the fair value of our financial assets and liabilities measured on a recurring basis by level within the fair value hierarchy:

As of December 31, 2019
	Level 1	Level 2	Level 3	Total
Financial Liability:
Fair value of convertible note derivatives liability	$—	$—	$—	$—
Total financial liabilities	$—	$—	$—	$—

As of December 31, 2018
	Level 1	Level 2	Level 3	Total
Financial Liability:
Fair value of convertible note derivatives liability	$—	$—	$—	$—
Total financial liabilities	$—	$—	$—	$—

Schedule of Changes in Fair Value of Financial Liabilities
Balance – January 1, 2019	-
Issuance of convertible note derivatives	2,120
Change in fair value of Level 3 liabilities	-
Settlement of convertible notes	(2,120)
Balance – March 31, 2019	$—

The following table sets forth a summary of the changes in the fair value of our Level 3 financial liabilities:

Balance – January 1, 2018	$4,123
Issuance of convertible notes derivatives	574
Change in fair value of Level 3 liabilities	1,074
Settlement of convertible notes	(5,771)

Balance – December 31, 2018	-
Issuance of convertible note derivatives	2,120
Change in fair value of Level 3 liabilities	-
Settlement of convertible notes	(2,120)
Balance – December 31, 2019	$—

Subsidiary Warrant Liability [Member]
Schedule of Warrant Liabilities, Change in Using Black Scholes to Monte Carlo Simulation Assumptions

The significant assumptions used in the valuation are as follows:

June 30, 2020
Fair value of underlying common shares	$10.45
Exercise price	$5.00
Expected dividend yield	—%
Expected volatility	50.5%
Risk free rate	0.17%
Expected term (years)	4.72

Schedule of Fair Value of Liability Using Monte Carlo Simulation Model

The significant assumptions used in the valuation are as follows:

June 30, 2020
Fair value of underlying common shares	$10.45
Exercise price	$5.00
Expected dividend yield	—%
Expected volatility	50.4%
Risk free rate	0.28%
Expected term (years)	4.9